Condensed Consolidated Statements of Changes in Equity - USD ($)	Share capital	Share premium	Revaluation reserve	Statutory surplus reserve	Retained profits	Foreign currency translation reserve	Total
Beginning balance at Dec. 31, 2016	$ 177	$ 6,056,240	$ 184,272	$ 6,084,836	$ 78,962,407	$ (7,885,806)	$ 83,402,126
Shares issued for stock based compensation	21	629,929					629,950
Loss for the year/period					(14,815,596)		(14,815,596)
Other comprehensive income (loss) for the year						4,810,715	4,810,715
Ending balance at Dec. 31, 2017	198	6,686,169	184,272	6,084,836	64,146,811	(3,075,091)	74,027,195
Shares issued for stock based compensation	29	1,314,392					1,314,421
Loss for the year/period					(2,355,794)		(2,355,794)
Other comprehensive income (loss) for the year						(913,841)	(913,841)
Ending balance at Jun. 30, 2018	$ 227	$ 8,000,561	$ 184,272	$ 6,084,836	$ 61,791,017	$ (3,988,932)	$ 72,071,981